INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 106,634	$ 38,854	$ 12,175
Foreign	7,030	6,461	(2,560)
Income before Taxes on Income	$ 113,664	$ 45,315	$ 9,615